Deferred Compensation Plans (Activity Relating SAR Plan A) (Details) (SAR Plan A [Member], JPY ¥)	12 Months Ended
Mar. 31, 2012 years
SAR Plan A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (number of shares), Outstanding, Beginning	13,817,800
Outstanding (number of shares), Granted	2,858,000
Outstanding (number of shares), Exercised
Outstanding (number of shares), Repurchased
Outstanding (number of shares), Forfeited	(97,500)
Outstanding (number of shares), Expired	(1,224,000)
Outstanding (number of shares), Outstanding, Ending	15,354,300
Outstanding (number of shares), Exercisable, Ending	9,662,300
Weighted-average exercise price, Outstanding, Beginning	¥ 1,176
Weighted-average exercise price, Granted	¥ 302
Weighted-average exercise price, Exercised
Weighted-average exercise price, Repurchased
Weighted-average exercise price, Forfeited	¥ 1,183
Weighted-average exercise price, Expired	¥ 1,290
Weighted-average exercise price, Outstanding, Ending	¥ 988
Weighted-average exercise price, Exercisable, Ending	¥ 1,339
Weighted-average remaining life (years), Outstanding, Beginning	3.9
Weighted-average remaining life (years), Outstanding, Ending	3.9
Weighted-average remaining life(years), Exercisable, Ending	10.6